Finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Income Expense [Abstract]
Summary of detailed information about finance income expense explanatory

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Interest expense from lease liabilities	(300)	(1,097)
Finance costs	(300)	(1,097)